Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of intangible assets
Opening amount	£ 799,640	£ 717,544
Additions	106,911	247,677
Disposals	(8,540)	(27,201)
Amortization charge	(129,154)	(138,380)	£ (124,434)
Closing amount	768,857	799,640	717,544
Cost / gross value
Reconciliation of intangible assets
Opening amount	1,217,426	1,073,505
Closing amount	1,207,745	1,217,426	1,073,505
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(417,786)	(355,961)
Closing amount	(438,888)	(417,786)	(355,961)
Goodwill
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount	369,508	290,520
Additions	103,326	243,182
Disposals	(8,540)	(27,201)
Amortization charge	(125,532)	(136,993)
Closing amount	338,762	369,508	290,520
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount	785,594	645,433
Closing amount	772,328	785,594	645,433
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(416,086)	(354,913)
Closing amount	(433,566)	(416,086)	(354,913)
Other intangible assets
Reconciliation of intangible assets
Opening amount	8,679	5,571
Additions	3,585	4,495
Amortization charge	(3,622)	(1,387)
Closing amount	8,642	8,679	5,571
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount	10,379	6,619
Closing amount	13,964	10,379	6,619
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(1,700)	(1,048)
Closing amount	£ (5,322)	£ (1,700)	£ (1,048)